Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2022
Related Party Transactions (Tables)
Schedule of key management personnel compensation
	Three months		Nine months
	ended September 30,		ended September 30,
Description	2022	2021	2022	2021
Salaries and bonus	$150,000	$500,000	$510,000	$750,000
Short-term employee benefits	584	583	1,766	1,772
Stock-based compensation	-	142,316	411,526	556,331

Total	$150,584	$642,899	$923,292	1,308,103